SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

In addition to the disposal of Jincheng and the repayment of long-term borrowings completed in April 2024 as disclosed in Note 7, the Group entered into an equity investment agreement with Zhengzhou Airport Automobile Industry Co., Ltd. (“Zhengzhou Airport Industry”) to establish a subsidiary to operate the new used car super store in Zhengzhou on July 8, 2024. Pursuant to the equity investment agreement, the Group will contribute RMB120.0 million and Zhengzhou Airport Industry will contribute RMB50.0 million, representing approximately 70% and 30% of the subsidiary’s total registered capital, respectively. The Group has the right to acquire Zhengzhou Airport Industry’s equity interests in the subsidiary, subject to necessary regulatory approvals, and Zhengzhou Airport Industry has the right to request the Group to acquire its equity interests if certain performance-based conditions are met in which the Company will provide an irrevocable joint and several liability guarantee for the repurchase obligations. The subsidiary named Youxin (Zhengzhou) Automobile Intelligent Remanufacturing Co., Ltd. has been established on July 16, 2024. As of the date of the issuance of the consolidated financial statements, there was no capital contribution made to the subsidiary by both parties yet.